Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2017